Income Taxes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Examination [Line Items]
Valuation allowance	$ 5,155,597	$ 4,074,980
Increase in valuation allowance	1,080,617	1,846,087
Unrecognized tax benefits	49,255	49,255	$ 0
Positions recorded	0	1,373
Domestic Tax Authority [Member] | 2040 [Member]
Income Tax Examination [Line Items]
Net operating lease carry forwards	10,700,000
State and Local Jurisdiction [Member] | Indfinitely [Member]
Income Tax Examination [Line Items]
Net operating lease carry forwards	12,448,000
GIGCAPITAL5, INC [Member]
Income Tax Examination [Line Items]
Valuation allowance	2,895,226	1,530,299
Increase in valuation allowance	1,364,927	1,227,602
Unrecognized tax benefits	0	0
Amount accrued for payment of interest and penalties	0	$ 0
Positions recorded	$ 0